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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                  May 5, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

    Re:  New England Variable Life Separate Account
         File No. 033-19540 (Zenith Life Plus)
         Rule 497(j) Certification
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Commissioners:

   On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in the Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 25, 2011.

   If you have any questions, please contact me at (617) 578-3031.

                                          Sincerely,

                                          /s/ John E. Connolly, Jr.

                                          John E. Connolly, Jr., Esq.
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company